Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share
Schedule of basic and diluted weighted average shares outstanding

	Years Ended December 31,
	2022	2021	2020
Company posted	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	6,243,462,410	4,292,112,667	3,159,037,588
Dilutive effect of Ordinary Share equivalents	None	None	None
Dilutive weighted average shares outstanding	6,243,462,410	4,292,112,667	3,159,037,588

Schedule of Anti-Dilutive Share Equivalents

	Years Ended December 31,
	2022	2021	2020
Share options	513,673,885	142,949,035	112,649,035
Warrants	4,155,347,500	500,748,500	460,910,100
Restricted stock units	21,475,400	—	—
Total anti-dilutive share equivalents	4,690,496,785	6,436,975,355	573,559,135